TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 517.0	SFr 69.0
Weighted-average life, in years	2 years 9 months 18 days	7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (8.2)	SFr (0.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(16.1)	(0.8)
Impact on fair value from 10% adverse change in expected credit losses	(4.6)	(0.4)
Impact on fair value from 20% adverse change in expected credit losses	SFr (9.1)	SFr (0.7)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	5.40%	27.80%
Expected credit losses rate (rate per annum), in % (as a percent)	1.10%	21.70%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	42.10%	40.80%
Expected credit losses rate (rate per annum), in % (as a percent)	29.20%	35.30%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 111.0	SFr 27.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,050.0	SFr 273.0
Weighted-average life, in years	9 years	8 years 1 month 6 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (16.5)	SFr (2.2)
Impact on fair value from 20% adverse change in prepayment speed	(32.7)	(4.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(41.6)	(10.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(79.6)	(20.1)
Impact on fair value from 10% adverse change in expected credit losses	(19.7)	(5.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (38.2)	SFr (10.3)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	2.40%	4.10%
Cash flow discount rate per annum, in % (as a percent)	4.40%	6.50%
Expected credit losses rate (rate per annum), in % (as a percent)	1.50%	2.60%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	21.40%	20.40%
Cash flow discount rate per annum, in % (as a percent)	29.60%	28.10%
Expected credit losses rate (rate per annum), in % (as a percent)	25.50%	24.20%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 137.0	SFr 91.0
Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 519.0	SFr 359.0
Weighted-average life, in years	5 years 1 month 6 days	4 years 6 months
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (10.5)	SFr (7.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(20.5)	(14.6)
Impact on fair value from 10% adverse change in expected credit losses	(5.7)	(4.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (11.1)	SFr (8.3)
Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	4.10%	3.20%
Expected credit losses rate (rate per annum), in % (as a percent)	0.50%	0.70%
Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	41.90%	39.60%
Expected credit losses rate (rate per annum), in % (as a percent)	37.90%	35.80%
Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 34.0	SFr 15.0